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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended June 30, 2011

                Check here if Amendment [_]; Amendment Number:
                 This Amendment (Check only one.):
                         [_] is a restatement.
                         [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Abingworth LLP

Address:   Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Abell

Title: Member

Phone: +44 (0)20 7534 1500

Signature, Place, and Date of Signing:

/s/ James Abell               London, United Kingdom   August 12, 2011
---------------------         ----------------------   ---------------
(Name)                        (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  25 items

Form 13F Information Table Value Total:  $213,836 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No. Form 13F File Number  Name

            1   Not applicable        Abingworth Management Limited

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                          FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                       --------- --------- -------- ------------------ ---------- -------- ---------------------
                               TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS ---------------------
--------------                 --------- --------- -------- --------- --- ---- ---------- --------   SOLE    SHARED NONE
ALEXZA PHARMACEUTICALS INC        COM    15384100   5,165   2,869,207 SH        DEFINED      1     2,869,207
ALLOS THERAPEUTICS INC            COM    19777101    535     265,000  SH        DEFINED      1      265,000
ALNYLAM PHARMACEUTICALS INC       COM    02043Q107 16,998   1,814,053 SH        DEFINED      1     1,814,053
AMARIN CORP PLC                SPONS ADR 23111206  113,858  7,895,826 SH        DEFINED      1     7,895,826
AVANIR PHARMACEUTICALS INC       CL A    05348P401   377     112,500  SH        DEFINED      1      112,500
CELLDEX THERAPEUTICS INC          COM    15117B103  1,216    343,396  SH        DEFINED      1      343,396
CARDIOME PHARMA CORP              COM    14159U202  2,130    480,856  SH        DEFINED      1      480,856
CELGENE CORP                      COM    151020104  5,484    90,994   SH        DEFINED      1      90,994
CORNERSTONE THERAPEUTICS INC      COM    21924P103   759     84,742   SH        DEFINED      1      84,742
ENTREMED INC                      COM    29382F202   158     70,760   SH        DEFINED      1      70,760
EXELIXIS INC                      COM    30161Q104  3,718    415,000  SH        DEFINED      1      415,000
INCYTE CORP                       COM    45337C102 15,728    830,417  SH        DEFINED      1      830,417
ISIS PHARMACEUTICALS INC         NOTE    464337AE4  1,254     1,280   PRN       DEFINED      1       1,280
ISIS PHARMACEUTICALS INC          COM    464330109  2,451    267,578  SH        DEFINED      1      267,578
MICROMET INC                      COM    59509C105  9,631   1,677,860 SH        DEFINED      1     1,677,860
NEKTAR THERAPEUTICS               COM    640268108  4,820    663,946  SH        DEFINED      1      663,946
NOVAVAX INC                       COM    670002104  3,038   1,503,824 SH        DEFINED      1     1,503,824
NPS PHARMACEUTICALS INC           COM    62936P103  4,701    497,500  SH        DEFINED      1      497,500
ONCOGENEX PHARMACEUTICALS INC     COM    68230A106  7,557    443,740  SH        DEFINED      1      443,740
PONIARD PHARMACEUTICALS INC       COM    732449301   40      182,239  SH        DEFINED      1      182,239
SUNESIS PHARMACEUTICALS INC       COM    867328502   268     129,358  SH        DEFINED      1      129,358
MEDICINES CO                      COM    584688105  1,766    107,000  SH        DEFINED      1      107,000
TRIMERIS INC                      COM    896263100   794     320,000  SH        DEFINED      1      320,000
ZALICUS INC                       COM    98887C105  2,048    864,044  SH        DEFINED      1      864,044
ZOGENIX INC                       COM    98978L105  9,341   2,335,218 SH        DEFINED      1     2,335,218